Cash and cash equivalents	12 Months Ended
Dec. 31, 2016
Cash and cash equivalents [Abstract]
Cash and cash equivalents
4.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, cash held at bank, and time deposits placed with banks or other financial institutions, which have original maturities of three months or less. Cash on hand and cash held at bank balance as of December 31, 2015 and 2016 primarily consist of the following currencies:

	December 31, 2015		December 31, 2016
		USD		USD
(In thousands)	Amount	equivalent	Amount	equivalent
RMB	606,845	93,454	538,660	77,651
USD	268,198	268,198	121,726	121,726
HKD	969	125	987	127
Total		361,777		199,504

Time deposits with original maturities of three months or less as of December 31, 2015 and 2016 primarily consist of the following currencies:

	December 31, 2015		December 31, 2016
		USD		USD
(In thousands)	Amount	equivalent	Amount	equivalent
RMB	349,099	53,760	—	—
USD	260,597	260,597	115,944	115,944
Total		314,357		115,944